General and Administrative Expenses	12 Months Ended
Dec. 31, 2019
General and Administrative Expenses
General and Administrative Expenses

Note 12 – General and Administrative Expenses

	Year ended December 31,
	2019	2018	2017
	(in thousands)
Stock-based compensation	$1,349	$1,201	$809
Professional fees	877	896	622
Salaries and benefits	856	1,346	1,441
Rent and office-maintenance fees	482	308	269
Investor relations and business development expenses	364	464	460
Insurance and other expenses	268	225	198
	$4,196	$4,440	$3,799